RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
In thousands of Canadian dollars	2018	2017
Short-term employee salaries and benefits	$2,382	$2,240
Share-based payments	3,232	3,230
Total compensation	$5,614	$5,470